UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-10067
Investment Company Act File Number
Eaton Vance Variable Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance VT Floating-Rate Income Fund
Eaton Vance VT Large-Cap Value Fund

Eaton Vance
VT Floating-Rate Income Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 94.2%(1)

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Aerospace and Defense — 2.3%
	Booz Allen Hamilton, Inc.
$500	Term Loan, 4.00%, Maturing August 3, 2017	$504,732
	DAE Aviation Holdings, Inc.
733	Term Loan, 5.31%, Maturing July 31, 2014	732,742
761	Term Loan, 5.31%, Maturing July 31, 2014	760,631
	Doncasters (Dunde HoldCo 4 Ltd.)
622	Term Loan, 4.25%, Maturing July 13, 2015	600,988
622	Term Loan, 4.75%, Maturing July 13, 2015	600,988
	DynCorp International, LLC
387	Term Loan, 6.25%, Maturing July 5, 2016	389,944
	Evergreen International Aviation
1,564	Term Loan, 10.50%, Maturing October 31, 2011(2)	1,551,714
	Hawker Beechcraft Acquisition
24	Term Loan, 2.31%, Maturing March 26, 2014	20,854
	IAP Worldwide Services, Inc.
729	Term Loan, 8.25%, Maturing December 30, 2012	729,651
	International Lease Finance Co.
1,000	Term Loan, 6.75%, Maturing March 17, 2015	1,007,321
	TransDigm, Inc.
923	Term Loan, 4.00%, Maturing February 14, 2017	930,905
	Wesco Aircraft Hardware Corp.
1,262	Term Loan, 2.50%, Maturing September 30, 2013	1,263,605

		$9,094,075

Air Transport — 0.7%
	Delta Air Lines, Inc.
$1,929	Term Loan, 2.23%, Maturing April 30, 2012	$1,918,844
674	Term Loan - Second Lien, 3.51%, Maturing April 30, 2014	667,960

		$2,586,804

Automotive — 3.6%
	Adesa, Inc.
$856	Term Loan, 3.00%, Maturing October 18, 2013	$855,198
	Allison Transmission, Inc.
2,876	Term Loan, 3.01%, Maturing August 7, 2014	2,858,386
	Autotrader.com, Inc.
449	Term Loan, 4.75%, Maturing December 15, 2016	452,312
	Dollar Thrifty Automotive Group, Inc.
350	Term Loan, 2.75%, Maturing June 15, 2013	347,461
	Federal-Mogul Corp.
655	Term Loan, 2.20%, Maturing December 29, 2014	640,525
2,470	Term Loan, 2.19%, Maturing December 28, 2015	2,413,838
	Ford Motor Co.
830	Term Loan, 3.01%, Maturing December 16, 2013	830,185
1,592	Term Loan, 3.01%, Maturing December 16, 2013	1,593,539
	Goodyear Tire & Rubber Co.
3,025	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	2,970,801
	HHI Holdings, LLC
225	Term Loan, 7.75%, Maturing March 21, 2017	225,000
	Metaldyne, LLC
373	Term Loan, 7.75%, Maturing October 28, 2016	382,453

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Tenneco Automotive, Inc.
$525	Term Loan, 5.26%, Maturing March 17, 2014	$527,953
	TriMas Corp.
190	Term Loan, 6.00%, Maturing August 2, 2011	191,785

		$14,289,436

Beverage and Tobacco — 0.5%
	Constellation Brands, Inc.
$132	Term Loan, 3.06%, Maturing June 5, 2015	$132,587
	Green Mountain Coffee Roasters
1,970	Term Loan, 5.50%, Maturing December 16, 2016	1,983,197

		$2,115,784

Building and Development — 2.0%
	Armstrong World Industries, Inc.
$275	Term Loan, 4.00%, Maturing March 9, 2018	$276,719
	Brickman Group Holdings, Inc.
1,496	Term Loan, 7.25%, Maturing October 14, 2016	1,527,734
	Building Materials Corp. of America
1,056	Term Loan, 3.00%, Maturing February 24, 2014	1,059,903
	CB Richard Ellis Services, Inc.
321	Term Loan, 1.625%, Maturing March 5, 2018(3)	321,295
304	Term Loan, 1.75%, Maturing September 4, 2019(3)	303,508
	Contech Construction Products
726	Term Loan, 5.25%, Maturing January 31, 2013	639,729
	NCI Building Systems, Inc.
85	Term Loan, 8.00%, Maturing April 18, 2014	84,256
	RE/MAX International, Inc.
2,054	Term Loan, 5.50%, Maturing April 15, 2016	2,059,526
	South Edge, LLC
1,750	Term Loan, 0.00%, Maturing October 31, 2009(4)	1,483,125

		$7,755,795

Business Equipment and Services — 8.1%
	Activant Solutions, Inc.
$125	Term Loan, 2.31%, Maturing May 2, 2013	$123,993
749	Term Loan, 4.81%, Maturing February 2, 2016	753,510
	Advantage Sales & Marketing, Inc.
798	Term Loan, 5.25%, Maturing December 18, 2017	802,735
	Affinion Group, Inc.
1,419	Term Loan, 5.00%, Maturing October 10, 2016	1,422,458
	Allied Security Holdings, LLC
500	Term Loan, 5.00%, Maturing February 4, 2017	503,437
	Dealer Computer Services, Inc.
880	Term Loan, 5.25%, Maturing April 21, 2017	883,725
	Education Management, LLC
989	Term Loan, 2.06%, Maturing June 3, 2013	967,845
	Fifth Third Processing Solution
399	Term Loan, 5.50%, Maturing November 3, 2016	402,990
	Information Resources, Inc.
463	Term Loan, 3.31%, Maturing May 16, 2014	462,748
	iPayment, Inc.
980	Term Loan, 2.27%, Maturing May 10, 2013	964,400
	Language Line, LLC
948	Term Loan, 6.25%, Maturing June 20, 2016	956,706
	NE Customer Service
1,888	Term Loan, 6.00%, Maturing March 23, 2016	1,887,618
	Protection One Alarm Monitor, Inc.
1,424	Term Loan, 6.00%, Maturing May 16, 2016	1,433,059
	Sabre, Inc.
2,570	Term Loan, 2.27%, Maturing September 30, 2014	2,425,940

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Safenet, Inc.
$708	Term Loan, 2.75%, Maturing April 12, 2014	$702,834
	Serena Software, Inc.
1,648	Term Loan, 4.31%, Maturing March 10, 2016	1,640,844
	Sitel (Client Logic)
1,132	Term Loan, 5.80%, Maturing January 30, 2014	1,129,426
	Softlayer Tech, Inc.
274	Term Loan, 7.25%, Maturing November 5, 2016	277,270
	SunGard Data Systems, Inc.
389	Term Loan, 2.01%, Maturing February 28, 2014	387,237
647	Term Loan, 3.76%, Maturing February 28, 2014	648,152
3,973	Term Loan, 3.93%, Maturing February 26, 2016	3,988,359
	Transaction Network Service, Inc.
938	Term Loan, 6.00%, Maturing November 18, 2015	941,953
	TransUnion, LLC
1,850	Term Loan, 4.75%, Maturing February 12, 2018	1,859,481
	Travelport, LLC
154	Term Loan, 2.81%, Maturing August 23, 2013	151,660
846	Term Loan, 2.96%, Maturing August 23, 2013	835,215
2,381	Term Loan, 4.96%, Maturing August 21, 2015	2,358,254
	URS Corp.
225	Term Loan, 2.50%, Maturing May 15, 2013	225,196
	West Corp.
307	Term Loan, 2.74%, Maturing October 24, 2013	306,529
1,822	Term Loan, 4.60%, Maturing July 15, 2016	1,827,596
748	Term Loan, 4.62%, Maturing July 15, 2016	750,431

		$32,021,601

Cable and Satellite Television — 3.7%
	Atlantic Broadband Finance, LLC
$584	Term Loan, 4.00%, Maturing March 8, 2016	$586,192
	Bresnan Communications, LLC
1,022	Term Loan, 4.50%, Maturing December 14, 2017	1,030,426
	Cequel Communications, LLC
2,511	Term Loan, 2.26%, Maturing November 5, 2013	2,499,058
	Charter Communications Operating, LLC
1,842	Term Loan, 2.25%, Maturing March 6, 2014	1,841,534
1,994	Term Loan, 3.56%, Maturing September 6, 2016	2,001,718
	Insight Midwest Holdings, LLC
2,126	Term Loan, 2.02%, Maturing April 7, 2014	2,106,034
	MCC Iowa, LLC
1,934	Term Loan, 1.98%, Maturing January 31, 2015	1,906,549
	NDS Finance, Ltd.
650	Term Loan, 3.00%, Maturing March 12, 2018	648,985
	UPC Broadband Holding B.V.
753	Term Loan, 3.76%, Maturing December 30, 2016	754,847
1,000	Term Loan, 3.76%, Maturing December 29, 2017	1,002,083

		$14,377,426

Chemicals and Plastics — 5.5%
	Arizona Chemical, Inc.
$222	Term Loan, 4.75%, Maturing November 21, 2016	$223,333
	Brenntag Holding GmbH and Co. KG
266	Term Loan, 3.76%, Maturing January 20, 2014	267,287
2,477	Term Loan, 3.77%, Maturing January 20, 2014	2,484,795
1,000	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,007,083
	Hexion Specialty Chemicals, Inc.
496	Term Loan, 2.25%, Maturing May 5, 2013	481,110
295	Term Loan, 4.06%, Maturing May 5, 2015	292,042
481	Term Loan, 4.06%, Maturing May 5, 2015	476,437

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
$700	Term Loan, 4.06%, Maturing May 5, 2015	$694,013
794	Term Loan, 4.06%, Maturing May 5, 2015	794,621
	Houghton International, Inc.
373	Term Loan, 6.75%, Maturing January 29, 2016	376,893
	Huish Detergents, Inc.
577	Term Loan, 2.00%, Maturing April 26, 2014	562,112
	Huntsman International, LLC
446	Term Loan, 1.79%, Maturing April 21, 2014	440,913
1,200	Term Loan, 2.79%, Maturing April 19, 2017	1,193,375
	INEOS Group
1,199	Term Loan, 7.50%, Maturing December 16, 2013	1,236,496
1,200	Term Loan, 8.00%, Maturing December 16, 2014	1,237,256
	ISP Chemco, Inc.
1,309	Term Loan, 1.78%, Maturing June 4, 2014	1,292,210
	Millenium Inorganic Chemicals
769	Term Loan, 2.56%, Maturing May 15, 2014	759,729
	Momentive Performance Materials
997	Term Loan, 3.75%, Maturing May 5, 2015	991,411
	Nalco Co.
597	Term Loan, 4.50%, Maturing October 5, 2017	603,032
	Omnova Solutions, Inc.
1,423	Term Loan, 5.75%, Maturing May 31, 2017	1,435,640
	Rockwood Specialties Group, Inc.
1,050	Term Loan, 3.75%, Maturing February 9, 2018	1,059,516
	Solutia, Inc.
725	Term Loan, Maturing August 1, 2017(5)	729,562
	Styron S.A.R.L.
1,845	Term Loan, 6.00%, Maturing August 2, 2017	1,858,254
	Univar, Inc.
1,222	Term Loan, 5.00%, Maturing June 30, 2017	1,228,266

		$21,725,386

Conglomerates — 2.0%
	Goodman Global Holdings, Inc.
$771	Term Loan, 5.75%, Maturing October 28, 2016	$776,846
	Manitowoc Company, Inc. (The)
901	Term Loan, 8.00%, Maturing November 6, 2014	908,059
	RBS Global, Inc.
1,647	Term Loan, 2.50%, Maturing July 19, 2013	1,637,184
	RGIS Holdings, LLC
23	Term Loan, 2.80%, Maturing April 30, 2014	22,741
934	Term Loan, 2.81%, Maturing April 30, 2014	918,984
	Service Master Co.
90	Term Loan, 2.75%, Maturing July 24, 2014	88,545
905	Term Loan, 2.77%, Maturing July 24, 2014	889,144
	US Investigations Services, Inc.
1,435	Term Loan, 3.06%, Maturing February 21, 2015	1,425,705
	Walter Industries, Inc.
1,100	Term Loan, Maturing April 2, 2018(5)	1,108,525

		$7,775,733

Containers and Glass Products — 4.2%
	Berry Plastics Corp.
$1,822	Term Loan, 2.31%, Maturing April 3, 2015	$1,750,048
	BWAY Corp.
122	Term Loan, 4.50%, Maturing February 23, 2018	122,467
1,374	Term Loan, 4.50%, Maturing February 23, 2018	1,380,539
	Consolidated Container Co.
675	Term Loan, 2.50%, Maturing March 28, 2014	656,983
	Graham Packaging Holdings Co.
2,197	Term Loan, 6.75%, Maturing April 5, 2014	2,214,657

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Graphic Packaging International, Inc.
$2,456	Term Loan, 2.30%, Maturing May 16, 2014	$2,443,638
	JSG Acquisitions
126	Term Loan, 3.68%, Maturing December 31, 2014	125,905
	Kranson Industries, Inc.
535	Term Loan, 2.51%, Maturing July 31, 2013	522,135
	Pelican Products, Inc.
324	Term Loan, 5.00%, Maturing March 7, 2017	325,606
	Reynolds Group Holdings, Inc.
1,975	Term Loan, 4.25%, Maturing February 9, 2018	1,986,465
	Smurfit Kappa Acquisitions
126	Term Loan, 3.43%, Maturing December 31, 2014	125,905
	Smurfit-Stone Container Corp.
4,040	Term Loan, 6.75%, Maturing July 15, 2016	4,059,242
	Tegrant Holding Corp.
960	Term Loan, 3.51%, Maturing March 8, 2013	908,400

		$16,621,990

Cosmetics/Toiletries — 0.9%
	Bausch & Lomb, Inc.
$1,868	Term Loan, 3.54%, Maturing April 24, 2015	$1,868,437
	Prestige Brands, Inc.
1,652	Term Loan, 4.75%, Maturing March 24, 2016	1,670,245

		$3,538,682

Drugs — 0.9%
	Axcan Pharma, Inc.
$748	Term Loan, 5.50%, Maturing February 10, 2017	$747,541
	Graceway Pharmaceuticals, LLC
1,097	Term Loan, 5.00%, Maturing May 3, 2012	627,819
	Pharmaceutical Holdings Corp.
37	Term Loan, 4.50%, Maturing January 30, 2012	36,474
	Royal Pharma Finance Trust
468	Term Loan, 2.56%, Maturing April 16, 2013	467,821
	Warner Chilcott Corp.
389	Term Loan, 4.25%, Maturing March 15, 2018	390,838
777	Term Loan, 4.25%, Maturing March 15, 2018	781,676
	WC Luxco S.A.R.L.
534	Term Loan, 4.25%, Maturing March 15, 2018	537,402

		$3,589,571

Ecological Services and Equipment — 0.2%
	Synagro Technologies, Inc.
$722	Term Loan, 2.26%, Maturing April 2, 2014	$671,344

		$671,344

Electronics/Electrical — 3.0%
	Aspect Software, Inc.
$1,465	Term Loan, 6.25%, Maturing April 19, 2016	$1,478,020
	Edwards (Cayman Island II), Ltd.
574	Term Loan, 5.50%, Maturing May 31, 2016	572,846
	Freescale Semiconductor, Inc.
1,882	Term Loan, 4.51%, Maturing December 1, 2016	1,874,696
	Infor Enterprise Solutions Holdings
320	Term Loan, 4.00%, Maturing July 28, 2012	316,750
680	Term Loan, 4.00%, Maturing July 28, 2012	671,996
652	Term Loan, 6.00%, Maturing July 28, 2015	645,550
1,084	Term Loan, 6.00%, Maturing July 28, 2015	1,072,708
	NXP B.V.
1,300	Term Loan, Maturing March 7, 2017(5)	1,315,437

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Sensata Technologies Finance Co.
$1,481	Term Loan, 2.05%, Maturing April 26, 2013	$1,470,543
	Shield Finance Co. S.A.R.L.
415	Term Loan, 7.75%, Maturing June 15, 2016	420,111
	Spectrum Brands, Inc.
1,297	Term Loan, 5.01%, Maturing June 17, 2016	1,310,065
	Vertafore, Inc.
499	Term Loan, 5.25%, Maturing July 29, 2016	499,997

		$11,648,719

Equipment Leasing — 0.4%
	Hertz Corp.
$1,675	Term Loan, 3.75%, Maturing March 9, 2018	$1,678,486

		$1,678,486

Farming/Agriculture — 0.1%
	Earthbound Farm Holdings III, LLC
$299	Term Loan, Maturing December 21, 2016	$304,113

		$304,113

Financial Intermediaries — 3.5%
	Citco III, Ltd.
$1,371	Term Loan, 4.46%, Maturing June 30, 2014	$1,360,565
	E.A. Viner International Co.
179	Term Loan, 4.75%, Maturing July 31, 2013	177,237
	EURONET Worldwide, Inc.
843	Term Loan, 2.29%, Maturing April 4, 2014	842,279
	Fidelity National Information Services, Inc.
1,194	Term Loan, 5.25%, Maturing July 18, 2016	1,202,583
	First Data Corp.
956	Term Loan, 3.00%, Maturing September 24, 2014	917,161
1,000	Term Loan, 3.00%, Maturing September 24, 2014	959,097
	Grosvenor Capital Management
997	Term Loan, 4.31%, Maturing December 5, 2016	984,343
	HarbourVest Partners, LLC
530	Term Loan, 6.25%, Maturing December 14, 2016	533,518
	Interactive Data Corp.
1,547	Term Loan, 4.75%, Maturing February 12, 2018	1,555,332
	LPL Holdings, Inc.
592	Term Loan, 2.04%, Maturing June 28, 2013	593,926
1,865	Term Loan, 4.25%, Maturing June 25, 2015	1,876,504
	MSCI, Inc.
500	Term Loan, Maturing March 14, 2017(5)	503,203
	Nuveen Investments, Inc.
664	Term Loan, 3.31%, Maturing November 13, 2014	639,435
776	Term Loan, 5.81%, Maturing May 12, 2017	778,145
	Oxford Acquisition III, Ltd.
748	Term Loan, 2.05%, Maturing May 12, 2014	741,400
	RJO Holdings Corp. (RJ O’Brien)
7	Term Loan, 6.26%, Maturing December 10, 2015(6)	6,137
237	Term Loan, 6.26%, Maturing December 10, 2015(6)	189,335

		$13,860,200

Food Products — 1.6%
	Acosta, Inc.
$575	Term Loan, 4.75%, Maturing March 1, 2018	$576,916
	Dean Foods Co.
2,165	Term Loan, 1.81%, Maturing April 2, 2014	2,107,320
	Dole Food Company, Inc.
699	Term Loan, 5.50%, Maturing March 2, 2017	703,353

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Michael Foods Holdings, Inc.
$338	Term Loan, 4.25%, Maturing February 23, 2018	$340,103
	Pierre Foods, Inc.
522	Term Loan, 7.00%, Maturing September 30, 2016	525,749
	Pinnacle Foods Finance, LLC
2,046	Term Loan, 2.76%, Maturing April 2, 2014	2,041,265

		$6,294,706

Food Service — 4.7%
	Aramark Corp.
$48	Term Loan, 2.12%, Maturing January 27, 2014	$47,955
898	Term Loan, 2.18%, Maturing January 27, 2014	891,355
185	Term Loan, 3.49%, Maturing July 26, 2016	185,487
2,816	Term Loan, 3.56%, Maturing July 26, 2016	2,820,456
	Buffets, Inc.
110	Term Loan, 7.56%, Maturing April 22, 2015(2)	87,876
	Burger King Corp.
2,170	Term Loan, 4.50%, Maturing October 19, 2016	2,169,361
	Del Monte Corp.
2,675	Term Loan, 4.50%, Maturing March 8, 2018	2,680,224
	DineEquity, Inc.
742	Term Loan, 4.25%, Maturing October 19, 2017	747,942
	Dunkin Brands, Inc.
1,772	Term Loan, 4.25%, Maturing November 23, 2017	1,782,729
	JRD Holdings, Inc.
2,188	Term Loan, 2.50%, Maturing July 2, 2014	2,180,669
	NPC International, Inc.
648	Term Loan, 2.03%, Maturing May 3, 2013	643,079
	OSI Restaurant Partners, LLC
247	Term Loan, 3.29%, Maturing June 14, 2013	240,545
2,417	Term Loan, 2.56%, Maturing June 14, 2014	2,350,702
	U.S. Foodservice, Inc.
997	Term Loan, 2.75%, Maturing July 3, 2014	969,080
	Weight Watchers International, Inc.
661	Term Loan, 2.56%, Maturing June 30, 2016	661,961

		$18,459,421

Food/Drug Retailers — 3.4%
	General Nutrition Centers, Inc.
$3,000	Term Loan, 4.25%, Maturing March 2, 2018	$3,004,200
	NBTY, Inc.
1,721	Term Loan, 4.25%, Maturing October 2, 2017	1,726,603
	Pantry, Inc. (The)
557	Term Loan, 2.00%, Maturing May 15, 2014	548,961
	Rite Aid Corp.
3,870	Term Loan, 2.01%, Maturing June 4, 2014	3,729,582
996	Term Loan, 4.50%, Maturing February 28, 2018	987,913
	Roundy’s Supermarkets, Inc.
868	Term Loan, 3.76%, Maturing November 3, 2011	868,339
2,566	Term Loan, 7.00%, Maturing November 3, 2013	2,577,012

		$13,442,610

Forest Products — 0.6%
	Georgia-Pacific Corp.
$2,177	Term Loan, 2.31%, Maturing December 21, 2012	$2,178,732

		$2,178,732

Health Care — 10.5%
	Ascend Learning
$973	Term Loan, 7.75%, Maturing December 6, 2016	$972,563

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Aveta Holdings, LLC
$506	Term Loan, 8.50%, Maturing April 14, 2015	$510,174
506	Term Loan, 8.50%, Maturing April 14, 2015	510,174
	Biomet, Inc.
3,025	Term Loan, 3.29%, Maturing March 25, 2015	3,023,986
	Bright Horizons Family Solutions, Inc.
769	Term Loan, 7.50%, Maturing May 28, 2015	774,806
	Cardinal Health 409, Inc.
2,298	Term Loan, 2.50%, Maturing April 10, 2014	2,233,066
	Carestream Health, Inc.
700	Term Loan, 5.00%, Maturing February 25, 2017	686,109
	Community Health Systems, Inc.
49	Term Loan, 2.56%, Maturing July 25, 2014	48,990
3,288	Term Loan, 2.56%, Maturing July 25, 2014	3,256,608
1,595	Term Loan, 3.81%, Maturing January 25, 2017	1,593,655
	ConMed Corp.
641	Term Loan, 1.80%, Maturing April 12, 2013	628,557
	ConvaTec, Inc.
299	Term Loan, 5.75%, Maturing December 22, 2016	300,464
	CRC Health Corp.
1,493	Term Loan, 4.81%, Maturing November 16, 2015	1,472,633
	DaVita, Inc.
1,272	Term Loan, 4.50%, Maturing October 20, 2016	1,279,302
	Fenwal, Inc.
144	Term Loan, 2.56%, Maturing February 28, 2014	135,511
841	Term Loan, 2.56%, Maturing February 28, 2014	790,423
	Grifols SA
900	Term Loan, Maturing November 23, 2016(5)	907,684
	Hanger Orthopedic Group, Inc.
599	Term Loan, 4.00%, Maturing December 1, 2016	601,617
	HCA, Inc.
4,772	Term Loan, 3.56%, Maturing March 31, 2017	4,768,849
	Health Management Associates, Inc.
3,984	Term Loan, 2.06%, Maturing February 28, 2014	3,933,634
	IMS Health, Inc.
175	Term Loan, 4.50%, Maturing August 25, 2017	175,925
	inVentiv Health, Inc.
333	Term Loan, 1.63%, Maturing August 4, 2016(3)	334,583
166	Term Loan, 4.75%, Maturing August 4, 2016	166,873
	Kindred Healthcare, Inc.
900	Term Loan, Maturing April 9, 2018(5)	897,469
	MedAssets, Inc.
1,699	Term Loan, 5.25%, Maturing November 16, 2016	1,712,451
	MultiPlan, Inc.
2,000	Term Loan, 4.75%, Maturing August 26, 2017	2,009,750
	Mylan, Inc.
526	Term Loan, 3.56%, Maturing October 2, 2014	528,189
	Physiotherapy Associates, Inc.
458	Term Loan, 7.50%, Maturing June 27, 2013	458,373
	Prime Healthcare Services, Inc.
968	Term Loan, 7.25%, Maturing April 22, 2015	950,741
	ReAble Therapeutics Finance, LLC
1,830	Term Loan, 2.25%, Maturing November 18, 2013	1,826,761
	Renal Advantage Holdings, Inc.
324	Term Loan, 5.75%, Maturing December 16, 2016	327,835
	Res-Care, Inc.
374	Term Loan, 7.25%, Maturing December 22, 2016	375,933
	Select Medical Holdings Corp.
500	Term Loan, 4.08%, Maturing August 22, 2014	502,370

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Sunquest Information Systems, Inc.
$325	Term Loan, 6.25%, Maturing December 16, 2016	$326,828
	Sunrise Medical Holdings, Inc.
379	Term Loan, 7.00%, Maturing May 13, 2014	350,262
	VWR Funding, Inc.
1,773	Term Loan, 2.75%, Maturing June 30, 2014	1,743,455

		$41,116,603

Home Furnishings — 0.4%
	Hunter Fan Co.
$222	Term Loan, 2.76%, Maturing April 16, 2014	$213,438
	National Bedding Co., LLC
1,291	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	1,271,925
	Oreck Corp.
93	Term Loan - Second Lien, 3.81%, Maturing March 19, 2016(6)	83,766

		$1,569,129

Industrial Equipment — 2.0%
	Brand Energy and Infrastructure Services, Inc.
$507	Term Loan, 3.56%, Maturing February 7, 2014	$495,351
	Brock Holdings III, Inc.
525	Term Loan, 6.00%, Maturing March 16, 2017	523,031
	Butterfly Wendel US, Inc.
423	Term Loan, 3.46%, Maturing June 23, 2014	407,954
577	Term Loan, 4.21%, Maturing June 22, 2015	556,629
	EPD Holdings, (Goodyear Engineering Products)
125	Term Loan, 2.75%, Maturing July 31, 2014	115,627
870	Term Loan, 2.75%, Maturing July 31, 2014	807,300
	Gleason Corp.
459	Term Loan, 2.04%, Maturing June 30, 2013	456,849
	Itron, Inc.
150	Term Loan, 3.75%, Maturing April 18, 2014	151,133
	Jason, Inc.
46	Term Loan, 8.25%, Maturing September 21, 2014	46,049
116	Term Loan, 8.25%, Maturing September 21, 2014	116,709
	JMC Steel Group, Inc.
325	Term Loan, 4.75%, Maturing April 3, 2017	325,674
	Kinetek Acquisition Corp.
45	Term Loan, 3.93%, Maturing November 11, 2013	44,110
448	Term Loan, 3.93%, Maturing November 11, 2013	434,905
	Pinafore, LLC
1,384	Term Loan, 4.25%, Maturing September 29, 2016	1,391,758
	Polypore, Inc.
2,058	Term Loan, 2.25%, Maturing July 3, 2014	2,033,833

		$7,906,912

Insurance — 2.4%
	Alliant Holdings I, Inc.
$974	Term Loan, 3.31%, Maturing August 21, 2014	$961,363
	Applied Systems, Inc.
599	Term Loan, 5.50%, Maturing December 8, 2016	602,241
	CCC Information Services Group, Inc.
625	Term Loan, 5.50%, Maturing November 11, 2015	629,102
	Conseco, Inc.
542	Term Loan, 7.50%, Maturing September 30, 2016	547,083
	Crawford & Company
820	Term Loan, 5.00%, Maturing October 30, 2013	822,640
	Crump Group, Inc.
442	Term Loan, 3.25%, Maturing August 1, 2014	438,437
	HUB International Holdings, Inc.
636	Term Loan, 2.81%, Maturing June 13, 2014	630,777

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
$1,443	Term Loan, 2.81%, Maturing June 13, 2014	$1,431,620
862	Term Loan, 6.75%, Maturing June 13, 2014	860,367
	U.S.I. Holdings Corp.
1,434	Term Loan, 2.75%, Maturing May 5, 2014	1,385,697
985	Term Loan, 7.00%, Maturing May 5, 2014	981,306

		$9,290,633

Leisure Goods/Activities/Movies — 5.4%
	AMC Entertainment, Inc.
$2,030	Term Loan, 3.50%, Maturing December 16, 2016	$2,033,842
	AMF Bowling Worldwide, Inc.
445	Term Loan, 2.50%, Maturing June 8, 2013	401,978
	Bombardier Recreational Products
1,500	Term Loan, 2.81%, Maturing June 28, 2013	1,482,375
	Carmike Cinemas, Inc.
1,899	Term Loan, 5.50%, Maturing January 27, 2016	1,912,338
	Cinemark, Inc.
2,914	Term Loan, 3.53%, Maturing April 29, 2016	2,932,418
	ClubCorp Club Operations, Inc.
274	Term Loan, 6.00%, Maturing November 9, 2016	276,884
	Fender Musical Instruments Corp.
610	Term Loan, 2.51%, Maturing June 9, 2014	578,028
	Miramax Film NY, LLC
402	Term Loan, 7.75%, Maturing May 20, 2016	408,147
	Regal Cinemas Corp.
2,594	Term Loan, 3.56%, Maturing August 23, 2017	2,601,055
	Revolution Studios Distribution Co., LLC
530	Term Loan, 4.00%, Maturing December 21, 2014	415,886
	SeaWorld Parks & Entertainment, Inc.
508	Term Loan, 3.00%, Maturing February 17, 2016	507,227
484	Term Loan, 4.00%, Maturing August 17, 2017	487,481
	Six Flags Theme Parks, Inc.
2,767	Term Loan, 5.25%, Maturing June 30, 2016	2,794,188
	Universal City Development Partners, Ltd.
2,823	Term Loan, 5.50%, Maturing November 6, 2014	2,850,752
	Zuffa, LLC
1,718	Term Loan, 2.31%, Maturing June 19, 2015	1,690,047

		$21,372,646

Lodging and Casinos — 1.9%
	Ameristar Casinos, Inc.
$712	Term Loan, 3.55%, Maturing November 10, 2012	$713,370
	Harrah’s Operating Co.
1,417	Term Loan, 3.30%, Maturing January 28, 2015	1,314,807
	Herbst Gaming, Inc.
731	Term Loan, 10.00%, Maturing December 31, 2015	763,450
	Isle of Capri Casinos, Inc.
450	Term Loan, Maturing November 1, 2013(5)	452,621
	Las Vegas Sands, LLC
1,291	Term Loan, 3.00%, Maturing November 23, 2016	1,260,587
	Penn National Gaming, Inc.
1,500	Term Loan, 2.03%, Maturing October 3, 2012	1,495,828
	Tropicana Entertainment, Inc.
368	Term Loan, 15.00%, Maturing December 29, 2012	414,485
	VML US Finance, LLC
68	Term Loan, 4.79%, Maturing May 25, 2012	68,576
137	Term Loan, 4.79%, Maturing May 27, 2013	137,152
740	Term Loan, 4.79%, Maturing May 27, 2013	739,799

		$7,360,675

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Nonferrous Metals/Minerals — 1.2%
	Fairmount Minerals, Ltd.
$1,425	Term Loan, 5.25%, Maturing March 1, 2017	$1,428,340
	Noranda Aluminum Acquisition
309	Term Loan, 2.00%, Maturing May 18, 2014	306,109
	Novelis, Inc.
1,197	Term Loan, 4.00%, Maturing March 10, 2017	1,201,595
	Oxbow Carbon and Mineral Holdings
1,862	Term Loan, 3.80%, Maturing May 8, 2016	1,873,925

		$4,809,969

Oil and Gas — 2.1%
	Big West Oil, LLC
$296	Term Loan, 7.00%, Maturing March 31, 2016	$300,753
	CGGVeritas Services, Inc.
914	Term Loan, 5.50%, Maturing January 12, 2016	919,780
	CITGO Petroleum Corp.
108	Term Loan, 8.00%, Maturing June 24, 2015	112,169
1,241	Term Loan, 9.00%, Maturing June 23, 2017	1,300,884
	Dynegy Holdings, Inc.
210	Term Loan, 4.00%, Maturing April 2, 2013	208,844
3,497	Term Loan, 4.00%, Maturing April 2, 2013	3,476,436
	MEG Energy Corp.
575	Term Loan, Maturing March 16, 2018(5)	579,169
	Obsidian Natural Gas Trust
1,326	Term Loan, 7.00%, Maturing November 2, 2015	1,356,317

		$8,254,352

Publishing — 4.2%
	Black Press US Partnership
$313	Term Loan, 2.31%, Maturing August 2, 2013	$299,317
516	Term Loan, 2.31%, Maturing August 2, 2013	492,993
	GateHouse Media Operating, Inc.
858	Term Loan, 2.25%, Maturing August 28, 2014	389,748
2,206	Term Loan, 2.25%, Maturing August 28, 2014	1,001,443
988	Term Loan, 2.50%, Maturing August 28, 2014	448,772
	Getty Images, Inc.
2,736	Term Loan, 5.25%, Maturing November 7, 2016	2,764,039
	IWCO Direct, Inc.
75	Term Loan, 3.63%, Maturing August 5, 2014	64,591
723	Term Loan, 3.63%, Maturing August 7, 2014	619,637
	Laureate Education, Inc.
113	Term Loan, 3.55%, Maturing August 17, 2014	112,283
756	Term Loan, 3.55%, Maturing August 17, 2014	749,898
	MediaNews Group, Inc.
483	Term Loan, 8.50%, Maturing March 19, 2014	486,252
	Nelson Education, Ltd.
331	Term Loan, 2.81%, Maturing July 5, 2014	301,173
	Newspaper Holdings, Inc.
309	Term Loan, 1.81%, Maturing July 24, 2014	263,796
	Nielsen Finance, LLC
2,485	Term Loan, 2.26%, Maturing August 9, 2013	2,474,436
2,440	Term Loan, 4.01%, Maturing May 2, 2016	2,447,124
	SGS International, Inc.
186	Term Loan, 3.96%, Maturing September 30, 2013	185,983
2,398	Term Loan, 3.96%, Maturing September 30, 2013	2,397,900
	Source Interlink Companies, Inc.
451	Term Loan, 10.75%, Maturing June 18, 2013	430,811
295	Term Loan, 15.00%, Maturing March 18, 2014(2)	243,343

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
	Star Tribune Co. (The)
$125	Term Loan, 8.00%, Maturing September 28, 2014	$123,894
112	Term Loan, 8.00%, Maturing September 29, 2014	110,128

		$16,407,561

Radio and Television — 1.5%
	Entercom Communications Corp.
$1,000	Term Loan, Maturing June 30, 2012(5)	$985,000
	Live Nation Worldwide, Inc.
997	Term Loan, 4.50%, Maturing November 7, 2016	1,001,845
	Local TV Finance, LLC
963	Term Loan, 2.31%, Maturing May 7, 2013	938,438
	Univision Communications, Inc.
1,056	Term Loan, 2.25%, Maturing September 29, 2014	1,030,138
2,047	Term Loan, 4.50%, Maturing March 31, 2017	1,998,478

		$5,953,899

Rail Industries — 0.5%
	Kansas City Southern Railway Co.
$1,852	Term Loan, 2.04%, Maturing April 26, 2013	$1,852,318

		$1,852,318

Retailers (Except Food and Drug) — 3.4%
	Amscan Holdings, Inc.
$672	Term Loan, 6.75%, Maturing December 4, 2017	$676,998
	Dollar General Corp.
1,000	Term Loan, 3.00%, Maturing July 7, 2014	1,000,852
	Harbor Freight Tools USA, Inc.
773	Term Loan, 6.50%, Maturing December 22, 2017	781,639
	J Crew Operating Corp.
800	Term Loan, 4.75%, Maturing March 7, 2018	798,354
	Jo-Ann Stores, Inc.
875	Term Loan, 4.75%, Maturing March 22, 2018	869,203
	Michaels Stores, Inc.
926	Term Loan, 2.58%, Maturing October 31, 2013	918,307
	Neiman Marcus Group, Inc.
2,415	Term Loan, 4.31%, Maturing April 6, 2016	2,417,970
	Orbitz Worldwide, Inc.
766	Term Loan, 3.28%, Maturing July 25, 2014	722,591
	PETCO Animal Supplies, Inc.
1,515	Term Loan, 4.50%, Maturing November 24, 2017	1,520,830
	Pilot Travel Centers, LLC
875	Term Loan, 4.25%, Maturing March 30, 2018	879,375
	Rent-A-Center, Inc.
5	Term Loan, 2.00%, Maturing June 30, 2012	5,431
	Savers, Inc.
500	Term Loan, 4.25%, Maturing March 3, 2017	503,750
	Visant Holding Corp.
648	Term Loan, 5.25%, Maturing December 31, 2016	648,618
	Yankee Candle Company, Inc. (The)
1,742	Term Loan, 2.25%, Maturing February 6, 2014	1,738,483

		$13,482,401

Steel — 0.3%
	Niagara Corp.
$1,340	Term Loan, 10.50%, Maturing June 29, 2014(2)(6)	$1,269,012

		$1,269,012

Principal
Amount
(000’s omitted)	Borrower/Tranche Description	Value
Surface Transport — 0.5%
	Swift Transportation Co., Inc.
$1,910	Term Loan, 6.00%, Maturing December 21, 2016	$1,921,992

		$1,921,992

Telecommunications — 3.7%
	Alaska Communications Systems Holdings, Inc.
$773	Term Loan, 5.50%, Maturing October 21, 2016	$774,798
	Asurion Corp.
2,497	Term Loan, 3.27%, Maturing July 3, 2014	2,483,818
574	Term Loan, 6.75%, Maturing March 31, 2015	581,859
	Cellular South, Inc.
368	Term Loan, 2.07%, Maturing May 29, 2014	367,056
	CommScope, Inc.
1,500	Term Loan, 5.00%, Maturing January 14, 2018	1,512,187
	Intelsat Jackson Holdings SA
4,450	Term Loan, 5.25%, Maturing April 2, 2018	4,485,102
	MetroPCS Wireless
948	Term Loan, 4.06%, Maturing March 15, 2018	950,734
	Syniverse Technologies, Inc.
623	Term Loan, 5.25%, Maturing December 21, 2017	629,088
	Telesat Canada, Inc.
142	Term Loan, 3.25%, Maturing October 31, 2014	142,374
1,659	Term Loan, 3.25%, Maturing October 31, 2014	1,657,500
	Windstream Corp.
792	Term Loan, 3.06%, Maturing December 17, 2015	795,503

		$14,380,019

Utilities — 2.3%
	Astoria Generating Co.
$474	Term Loan, 2.06%, Maturing February 23, 2013	$473,175
	BRSP, LLC
967	Term Loan, 7.50%, Maturing June 4, 2014	974,010
	Calpine Corp.
1,850	Term Loan, 4.50%, Maturing April 2, 2018	1,860,663
	Covanta Energy Corp.
214	Term Loan, 1.70%, Maturing February 10, 2014	212,466
417	Term Loan, 1.81%, Maturing February 10, 2014	414,010
	EquiPower Resources Holdings, LLC
250	Term Loan, 5.75%, Maturing January 26, 2018	253,125
	NRG Energy, Inc.
1	Term Loan, 2.06%, Maturing February 1, 2013	953
48	Term Loan, 2.06%, Maturing February 1, 2013	48,121
321	Term Loan, 3.50%, Maturing August 31, 2015	322,601
2,501	Term Loan, 3.56%, Maturing August 31, 2015	2,513,734
	TXU Texas Competitive Electric Holdings Co., LLC
2,194	Term Loan, 3.78%, Maturing October 10, 2014	1,852,309

		$8,925,167

Total Senior Floating-Rate Interests (identified cost $360,846,770)		$369,903,902

Corporate Bonds & Notes — 0.9%

Principal
Amount
(000’s omitted)	Security	Value
Containers and Glass Products — 0.3%
	Berry Plastics Corp., Sr. Notes, Variable Rate
$1,000	5.053%, 2/15/15	$996,250

		$996,250

Electronics/Electrical — 0.1%
	NXP BV/NXP Funding, LLC, Variable Rate
$435	3.053%, 10/15/13	$432,825

		$432,825

Financial Intermediaries — 0.1%
	UPCB Finance III, Ltd., Sr. Notes
$550	6.625%, 7/1/20(7)	$541,750

		$541,750

Utilities — 0.4%
	Calpine Corp., Sr. Notes
$1,475	7.875%, 1/15/23(7)	$1,532,156

		$1,532,156

Total Corporate Bonds & Notes (identified cost $3,422,955)		$3,502,981

Common Stocks — 1.2%

Shares	Security	Value
Automotive — 0.2%
15,250	Dayco Products, LLC(8)(9)	$889,583

		$889,583

Building and Development — 0.0%(10)
97,223	Contech Construction Holdings, Inc.(6)(9)	$7,583

		$7,583

Diversified Manufacturing — 0.1%
296,515	MEGA Brands, Inc.(9)	$180,818

		$180,818

Financial Intermediaries — 0.0%(10)
82	RTS Investor Corp.(6)(8)(9)	$1,934

		$1,934

Food Service — 0.0%(11)
20,871	Buffets, Inc.(6)(9)	$83,484

		$83,484

Home Furnishings — 0.0%(10)
1,658	Oreck Corp.(6)(8)(9)	$128,959

		$128,959

Lodging and Casinos — 0.4%
41,797	Herbst Gaming, Inc.(6)(8)(9)	$186,415
71,982	Tropicana Entertainment, Inc.(8)(9)	1,246,188

		$1,432,603

Publishing — 0.4%
399	Ion Media Networks, Inc.(6)(8)(9)	$241,395
45,600	MediaNews Group, Inc.(6)(8)(9)	1,231,204
1,145	Source Interlink Companies, Inc.(6)(8)(9)	14,427
4,060	Star Tribune Media Holdings Co.(9)	110,635

Shares	Security	Value
14,751	SuperMedia, Inc.(9)	$92,046

		$1,689,707

Steel — 0.1%
22,939	KNIA Holdings, Inc.(6)(8)(9)	$265,865

		$265,865

Total Common Stocks (identified cost $3,309,753)		$4,680,536

Short-Term Investments — 5.9%

Time Deposits — 4.6%

Principal
Amount
(000’s omitted)	Description	Value
$6,892	BNP Paribas Finance, Inc., 0.08%, 4/1/11	$6,892,000
7,000	Societe Generale North America, 0.12%, 4/1/11	7,000,000
4,262	State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/11	4,261,770

Total Time Deposits (identified cost $18,153,770)		$18,153,770

U.S. Government Agency Obligations — 1.3%

Principal
Amount
(000’s omitted)	Description	Value
$5,000	Federal National Mortgage Association, Discount Note, 0.03%, 4/6/11	$4,999,979

Total U.S. Government Agency Obligations (identified cost $4,999,979)		$4,999,979

Total Short-Term Investments (identified cost $23,153,749)		$23,153,749

Total Investments — 102.2% (identified cost $390,733,227)		$401,241,168

Less Unfunded Loan Commitments — (0.3)%		$(958,333)

Net Investments — 101.9% (identified cost $389,774,894)		$400,282,835

Other Assets, Less Liabilities — (1.9)%		$(7,537,562)

Net Assets — 100.0%		$392,745,273

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(4)	Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	This Senior Loan will settle after March 31, 2011, at which time the interest rate will be determined.

(6)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At March 31, 2011, the aggregate value of these securities is $2,073,906 or 0.5% of the Fund’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Amount is less than 0.05%.

The Fund did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$390,261,776

Gross unrealized appreciation	$13,701,521
Gross unrealized depreciation	(3,680,462)

Net unrealized appreciation	$10,021,059

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$367,397,319	$1,548,250	$368,945,569
Corporate Bonds & Notes	—	3,502,981	—	3,502,981
Common Stocks	272,864	2,246,406	2,161,266	4,680,536
Short-Term Investments	—	23,153,749	—	23,153,749

Total Investments	$272,864	$396,300,455	$3,709,516	$400,282,835

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Senior
	Floating-Rate	Investments in
	Interests	Common Stock	Total
Balance as of December 31, 2010	$1,776,313	$3,988,435	$5,764,748
Realized gains (losses)	(85)	340,528	340,443
Change in net unrealized appreciation (depreciation)	(724)	232,529	231,805
Cost of purchases	6,683	—	6,683
Proceeds of sales	(41,657)	(1,208,243)	(1,249,900)
Accrued discount (premium)	2,096	—	2,096
Transfers to Level 3*	—	—	—
Transfers from Level 3*	(194,376)	(1,191,983)	(1,386,359)

Balance as of March 31, 2011	$1,548,250	$2,161,266	$3,709,516

Change in net unrealized appreciation (depreciation) on investments still held as of March 31, 2011	$(2,849)	$354,405	$351,556

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance
VT Large-Cap Value Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value
Aerospace & Defense — 4.5%
Boeing Co. (The)	8,101	$598,907
General Dynamics Corp.	12,527	959,067
Lockheed Martin Corp.	7,253	583,141
United Technologies Corp.	15,347	1,299,124

		$3,440,239

Beverages — 1.0%
PepsiCo, Inc.	11,802	$760,167

		$760,167

Biotechnology — 1.1%
Amgen, Inc.(1)	15,924	$851,138

		$851,138

Capital Markets — 2.5%
Ameriprise Financial, Inc.	7,510	$458,711
Goldman Sachs Group, Inc. (The)	9,139	1,448,257

		$1,906,968

Chemicals — 1.1%
Air Products and Chemicals, Inc.	5,365	$483,816
BASF SE	4,603	397,308

		$881,124

Commercial Banks — 9.2%
Fifth Third Bancorp	56,864	$789,272
HSBC Holdings PLC ADR	7,423	384,511
KeyCorp	88,593	786,706
PNC Financial Services Group, Inc.	26,823	1,689,581
U.S. Bancorp	45,062	1,190,989
Wells Fargo & Co.	71,026	2,251,524

		$7,092,583

Commercial Services & Supplies — 0.5%
Waste Management, Inc.	10,420	$389,083

		$389,083

Communications Equipment — 1.0%
Cisco Systems, Inc.	18,867	$323,569
Telefonaktiebolaget LM Ericsson, Class B ADR	32,484	417,744

		$741,313

Computers & Peripherals — 0.7%
Apple, Inc.(1)	1,572	$547,763

		$547,763

Consumer Finance — 1.0%
American Express Co.	17,166	$775,903

		$775,903

Diversified Financial Services — 6.2%
Bank of America Corp.	115,874	$1,544,600
Citigroup, Inc.(1)	240,939	1,064,950
JPMorgan Chase & Co.	46,135	2,126,824

		$4,736,374

1

Security	Shares	Value
Diversified Telecommunication Services — 2.6%
AT&T, Inc.	27,728	$848,477
Verizon Communications, Inc.	29,150	1,123,441

		$1,971,918

Electric Utilities — 1.0%
American Electric Power Co., Inc.	21,591	$758,708

		$758,708

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	24,677	$846,915
Wal-Mart Stores, Inc.	32,187	1,675,333

		$2,522,248

Food Products — 3.0%
Kraft Foods, Inc., Class A	19,312	$605,624
Nestle SA	19,912	1,140,262
Unilever NV	18,766	588,502

		$2,334,388

Health Care Equipment & Supplies — 1.0%
Covidien PLC	15,269	$793,072

		$793,072

Health Care Providers & Services — 2.1%
UnitedHealth Group, Inc.	25,008	$1,130,361
WellPoint, Inc.	7,125	497,254

		$1,627,615

Hotels, Restaurants & Leisure — 2.4%
Carnival Corp.	13,948	$535,045
McDonald’s Corp.	17,166	1,306,161

		$1,841,206

Industrial Conglomerates — 2.1%
General Electric Co.	79,395	$1,591,870

		$1,591,870

Insurance — 5.1%
Lincoln National Corp.	29,049	$872,632
MetLife, Inc.	32,187	1,439,725
Prudential Financial, Inc.	25,750	1,585,685

		$3,898,042

IT Services — 2.2%
Accenture PLC, Class A	16,425	$902,882
International Business Machines Corp.	4,810	784,367

		$1,687,249

Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.(1)	8,583	$476,786

		$476,786

Machinery — 1.3%
Illinois Tool Works, Inc.	18,051	$969,700

		$969,700

Media — 1.6%
Time Warner Cable, Inc.	8,583	$612,311
Walt Disney Co. (The)	15,021	647,255

		$1,259,566

2

Security	Shares	Value
Metals & Mining — 3.8%
BHP Billiton, Ltd. ADR	12,176	$1,167,435
Freeport-McMoRan Copper & Gold, Inc.	21,004	1,166,772
United States Steel Corp.	10,495	566,100

		$2,900,307

Multi-Utilities — 2.5%
PG&E Corp.	8,404	$371,289
Public Service Enterprise Group, Inc.	24,677	777,572
Sempra Energy	14,080	753,280

		$1,902,141

Multiline Retail — 1.5%
Kohl’s Corp.	7,924	$420,289
Target Corp.	15,021	751,200

		$1,171,489

Oil, Gas & Consumable Fuels — 14.7%
Apache Corp.	15,021	$1,966,549
ConocoPhillips	27,767	2,217,473
Exxon Mobil Corp.	21,353	1,796,428
Hess Corp.	20,171	1,718,771
Occidental Petroleum Corp.	18,346	1,916,973
Peabody Energy Corp.	23,175	1,667,673

		$11,283,867

Pharmaceuticals — 7.0%
Abbott Laboratories	16,575	$813,004
Johnson & Johnson	24,439	1,448,011
Merck & Co., Inc.	34,057	1,124,221
Pfizer, Inc.	97,884	1,988,024

		$5,373,260

Real Estate Investment Trusts (REITs) — 2.5%
AvalonBay Communities, Inc.	5,365	$644,229
Boston Properties, Inc.	6,676	633,219
Simon Property Group, Inc.	5,867	628,708

		$1,906,156

Road & Rail — 1.6%
Union Pacific Corp.	12,875	$1,265,999

		$1,265,999

Software — 2.2%
Microsoft Corp.	32,404	$821,766
Oracle Corp.	27,125	905,161

		$1,726,927

Specialty Retail — 1.5%
Best Buy Co., Inc.	9,986	$286,798
TJX Companies, Inc. (The)	18,239	907,025

		$1,193,823

Tobacco — 0.7%
Philip Morris International, Inc.	8,269	$542,694

		$542,694

3

Security	Shares	Value
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC ADR	23,944	$688,390

		$688,390

Total Common Stocks (identified cost $71,639,037)		$73,810,076

Total Investments — 96.0% (identified cost $71,639,037)		$73,810,076

Other Assets, Less Liabilities — 4.0%		$3,069,875

Net Assets — 100.0%		$76,879,951

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The Fund did not have any open financial instruments at March 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,744,355

Gross unrealized appreciation	$3,410,944
Gross unrealized depreciation	(1,345,223)

Net unrealized appreciation	$2,065,721

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$5,466,085	$—		$—	$5,466,085
Consumer Staples	5,019,236	1,140,262		—	6,159,498
Energy	11,283,867	—		—	11,283,867
Financials	20,316,026	—		—	20,316,026
Health Care	9,121,871	—		—	9,121,871
Industrials	7,656,890	—		—	7,656,890
Information Technology	4,703,252	—		—	4,703,252
Materials	3,384,123	397,308		—	3,781,431
Telecommunication Services	2,660,308	—		—	2,660,308
Utilities	2,660,848	—		—	2,660,848

Total Common Stocks	$72,272,506	$1,537,570	*	$—	$73,810,076

Total Investments	$72,272,506	$1,537,570		$—	$73,810,076

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	May 25, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	May 25, 2011